Employee Termination and Restructuring Plans - Reserve Rollforward (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance				$ 22.6					$ 22.6
Accrual additions	$ 2.9	$ 5.6	$ 5.2	8.2	$ 18.3	$ 1.9	$ 4.9	$ 5.6	21.9	$ 30.7	$ 22.7
Cash payments									(35.0)
Ending balance	9.5				22.6				9.5	22.6
Employee Termination Costs
Restructuring Reserve [Roll Forward]
Beginning balance				17.9					17.9
Accrual additions					13.6				16.9
Cash payments									(27.5)
Ending balance	7.3				17.9				7.3	17.9
Property Costs
Restructuring Reserve [Roll Forward]
Beginning balance				1.7					1.7
Accrual additions									2.0
Cash payments									(2.9)
Ending balance	0.8				1.7				0.8	1.7
Other
Restructuring Reserve [Roll Forward]
Beginning balance				$ 3.0					3.0
Accrual additions									3.0
Cash payments									(4.6)
Ending balance	$ 1.4				$ 3.0				$ 1.4	$ 3.0